REVENUES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
REVENUES
Schedule of disaggregated revenue information by geographic area

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$7,979,167	$4,074,219	$23,968,124	$13,747,940
India	727,875	1,923,484	$2,238,752	2,632,794

	Three Months Ended September 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$4,370,343	$455,399	$3,153,425	$—	$—	$7,979,167
Other	177,622	—	—	550,253	—	727,875
Total	$4,547,965	$455,399	$3,153,425	$550,253	$—	$8,707,042

	Three Months Ended September 30, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$2,666,458	$1,407,761	$—	$—	$—	$4,074,219
Other	—	—	—	1,923,484	—	1,923,484
Total	$2,666,458	$1,407,761	$—	$1,923,484	—	$5,997,703

	Nine Months Ended September 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$12,581,768	$2,820,718	$8,565,638	$—	$—	$23,968,124
Other	658,964	—	—	1,579,788	—	2,238,752
Total	$13,240,732	$2,820,718	$8,565,638	$1,579,788	$—	$26,206,876

	Nine months ended September 30, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$9,450,969	$4,272,261	$—	$24,710	$—	$13,747,940
Other	—	—	—	2,632,794	—	2,632,794
Total	$9,450,969	$4,272,261	$—	$2,657,504	—	$16,380,734

	Year Ended December 31, 2024
	Owned
	Service	Managed
	Network	Solutions	Logistics	Transportation	Corporate	Total
United States	$12,201,600	$4,429,995	$4,307,602	$—	$—	$20,939,197
Other	—	—	—	$1,713,688	—	$1,713,688
Total	$12,201,600	$4,429,995	$4,307,602	$1,713,688	$—	$22,652,885

	Year Ended December 31, 2023
	Owned
	Service	Managed
	Network	Solutions	Logistics	Transportation	Corporate	Total
United States	$18,408,926	$617,907	$—	$—	$—	$19,026,833
Other	—	—	—	$945,406	—	$945,406
Total	$18,408,926	$617,907	$—	$945,406	$—	$19,972,239

Schedule of contract assets activity

Balance as of December 31, 2024	$206,750
Net change during the nine months ended September 30, 2025	243,439
Balance as of September 30, 2025	$450,189

Balance as of January 1, 2023	$—
Deferral of costs on contracts where performance obligations were not complete	343,646
Balance as of December 31, 2023	343,646
Recognition of costs on contracts where performance obligations completed during the period	(343,646)
Deferral of costs on contracts where performance obligations were not complete	206,750
Balance as of December 31, 2024	$206,750

Balance as of January 1, 2023	$643,254
Recognition of revenue recorded as a contract liability as of January 1, 2023	(643,254)
Customer advance payments	1,120,817
Balance as of December 31, 2023	$1,120,817
Recognition of revenue recorded as a contract liability as of December 31, 2023	(1,075,911)
Customer advance payments	557,563
Balance as of December 31, 2024	$602,469